Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments are as follows (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$74,445	$74,445	$20,061	$20,061
Financial liabilities:
Notes payable	$10,961	$13,129	$74,009	$74,009
Senior Secured Term Loan due 2015	$235,000	$243,600	$206,000	$235,000
Senior Subordinated Secured Note due 2017	$75,916	$98,200	$—	$—
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

The estimated fair values of financial instruments are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$20,061	$20,061	$71,286	$71,286
Financial liabilities:
Construction notes payable	$70,999	$70,999	$22,899	$22,899
Seller financing	$3,010	$3,010	$7,642	$7,642
Senior Secured Term Loan due 2014	$206,000	$235,000	$206,000	$230,800
7 5/8% Senior Notes due 2012	$66,704	$20,469	$66,704	$56,785
10 3/4% Senior Notes due 2013	$138,912	$40,614	$138,619	$119,933
7 1/2% Senior Notes due 2014	$77,867	$21,742	$77,867	$56,049

Summary of Fair-Value Measurements of Non-Financial Assets

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2010:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2010(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$122,270	$80,197
Inventory held for future development (3)	Level 3	$48,445	$31,663

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2010.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $202.5 million was written down to its fair value of $122.3 million, resulting in total impairments of $80.2 million for the year ended December 31, 2010.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $80.1 million was written down to its fair value of $48.4 million, resulting in total impairments of $31.7 million for the year ended December 31, 2010.

Fair Value of Debt

(in thousands)	Notes Payable	Senior Secured Term Loan	Senior Subordinated Secured Note	7 5/8% Senior Notes (1)	10 3/4% Senior Notes (1)	7 1/2% Senior Notes (1)
Fair Value at December 31, 2011	$74,009	$235,000	$—	$20,469	$40,614	$21,742
Change in balance related to plan of reorganization	—	—	75,000	(20,469)	(40,614)	(21,742)
Repayments of principal (2)	(59,875)	—	—	—	—	—
Increase in value during the period	1,005	8,600	23,200	—	—	—

Fair Value at September 30, 2012	13,129	$243,600	$98,200	$—	$—	$—

(1) - Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.

(2) - Represents the actual amount of principal repaid on the notes payable.